Other Long Term Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Noncurrent [Abstract]
Severance liability	$ 1,266	$ 1,239
Severance expenses	1,636	$ 1,362	$ 1,167
Deferred revenue expected to be recognized in 2023	$ 2,620